INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2018
INTANGIBLE ASSETS
INTANGIBLE ASSETS

14. NTANGIBLE ASSETS

For the years ended December 31, 2018 and 2017, changes in the net carrying amount of intangible assets are as follows:

			Customer	Broadcasting
			relationships,	licences,
			naming	trademarks	Projects
	Spectrum		rights and	and sport	under
	licences	Software	other	franchises	development	Total

Cost

Balance as of December 31, 2016	$1,006.9	$811.0	$121.1	$120.1	$25.1	$2,084.2
Additions	—	77.7	2.4	—	61.8	141.9
Net change in additions financed with accounts payable	—	13.9	—	—	12.3	26.2
Reclassification	—	32.1	—	—	(32.1)	—
Retirement, disposals and other (note 6)	(283.4)	(7.6)	(2.8)	—	(2.3)	(296.1)
Balance as of December 31, 2017	723.5	927.1	120.7	120.1	64.8	1,956.2
Additions	—	100.9	2.6	—	93.9	197.4
Net change in additions financed with accounts payable	—	(3.5)	—	—	68.1	64.6
Reclassification to assets held for sale	—	—	(5.1)	—	—	(5.1)
Reclassification	—	50.4	—	—	(50.4)	—
Retirement, disposals and other	—	(7.2)	1.2	(8.0)	(9.6)	(23.6)
Balance as of December 31, 2018	$723.5	$1,067.7	$119.4	$112.1	$166.8	$2,189.5

			Customer	Broadcasting
			relationships,	licences,
			naming	trademarks	Projects
	Spectrum		rights and	and sport	under
	licences	Software	other	franchises	development	Total

Accumulated amortization and impairment losses

Balance as of December 31, 2016	$247.7	$461.8	$48.1	$102.6	$—	$860.2
Amortization	—	93.0	10.8	—	—	103.8
Impairment losses (note 7)	—	1.4	4.4	8.0	—	13.8
Retirement, disposals and other	—	(2.9)	(1.8)	—	—	(4.7)
Balance as of December 31, 2017	247.7	553.3	61.5	110.6	—	973.1
Amortization	—	96.5	9.0	—	—	105.5
Reclassification to assets held for sale	—	—	(3.5)	—	—	(3.5)
Retirement, disposals and other	—	(9.9)	(3.0)	(8.0)	—	(20.9)
Balance as of December 31, 2018	$247.7	$639.9	$64.0	$102.6	$—	$1,054.2

Net carrying amount
As of December 31, 2017	$475.8	$373.8	$59.2	$9.5	$64.8	$983.1
As of December 31, 2018	$475.8	$427.8	$55.4	$9.5	$166.8	$1,135.3

The cost of internally generated intangible assets, mainly composed of software, was $593.0 million as of December 31, 2018 ($566.5 million as of December 31, 2017). For the year ended December 31, 2018, the Corporation recorded additions of internally generated intangible assets of $43.4 million ($70.5 million in 2017 and $66.0 million in 2016).

The accumulated amortization and impairment losses on internally generated intangible assets, mainly composed of software, was $360.6  million as of December 31, 2018 ($323.3 million as of December 31, 2017). For the year ended December 31, 2018, the Corporation recorded $40.7 million in amortization on its internally generated intangible assets ($44.9 million in 2017 and $43.8 million in 2016). The net carrying value of internally generated intangible assets was $232.4 million as of December 31, 2018 ($243.2 million as of December 31, 2017).

Spectrum licences are allocated to the Telecommunications CGU, broadcasting licences are allocated to the Broadcasting CGU, trademarks are allocated to the Telecommunications and Magazines CGUs, while sport franchises are allocated to the Sports and Entertainment CGU.